Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Trade and Other Receivables (Detail) - Trade and other receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets at beginning of period	$ 2,812	$ 2,481
Allowance for impairment	349	904
Reversal of allowance for impairment	(165)
Amounts written off against the allowance	(195)	(493)
Effects of movement in exchange rate	(187)	(80)
Allowance account for credit losses of financial assets at end of period	$ 2,614	$ 2,812